Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories	Inventories
Inventories consist of the following:

	June 30, 2025	December 31, 2024
Work in progress	$1,061	$1,088
Raw materials and supplies	731	665
Inventory reserves	(66)	(129)
Total	$1,726	$1,624
For the three months ended June 30, 2025 and 2024, the Company recognized $6 million and $1 million, respectively, within cost of revenue to write down certain inventories to their estimated net realizable value.
For the six months ended June 30, 2025 and 2024, the Company recognized $23 million and $30 million, respectively, within cost of revenue to write down certain inventories to their estimated net realizable value.